OTHER (EXPENSES) INCOME	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
OTHER (EXPENSES) INCOME
OTHER (EXPENSES) INCOME

Years ended December 31	2017	2016
	$	$
Loss on disposal of plant and equipment	(3,068)	(4,018)
Write-down of held for sale asset	—	(2,466)
Write-down of mineral properties	(906)	—
Royalty income	1,417	604
Other	(510)	70
	(3,067)	(5,810)